Fees Summary	Jul. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,250,000
Previously Paid Amount	0.00
Total Fee Amount	184.50
Total Offset Amount	0.00
Net Fee	184.50
Narrative - Max Aggregate Offering Price	$ 1,250,000
Final Prospectus	true